CPG CARLYLE COMMITMENTS FUND, LLC

SCHEDULE OF INVESTMENTS

June 30, 2019 (UNAUDITED)

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value – 100.13%(b)	$1,125,250,221
Liabilities in Excess of Other Assets (-0.13%)	(1,462,509)
Net Assets (100.00%)	$1,123,787,712

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (UNAUDITED)

	Geographic Region	Cost	Fair Value
Investment Funds (87.44%)
Co-Investments (15.93%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	$10,246,367	$9,883,767
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	9,054,894	12,609,936
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	399,251	861,107
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	15,436,999	13,650,234
Carlyle Havasu Coinvestment, L.P.(a)(b)	North America	7,238,961	6,505,515
Carlyle Interlink Coinvestment, L.P.(a)(b)	North America	2,304,478	1,774,408
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	3,098,645	2,710,721
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	17,315,291	21,599,026
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	13,609,511	20,931,645
Carlyle Sapphire Partners, L.P.(a)(b)	North America	9,180,000	10,144,641
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	5,039,925	5,032,987
CEMOF II Master Co-Investment Partners, L.P.(a)	North America	12,044,402	12,996,852
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	4,215,561	2,480,914
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	4,519,908	3,667,633
Nash Coinvestment, L.P.(a)(b)	Africa	8,282,698	9,305,916
Neptune Coinvestment, L.P.(a)(b)	Europe	7,509,284	15,719,192
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	13,994,491	26,187,827
Ripley Cable Holdings I, L.P.(a)(b)	Asia/Pacific	–	66,716
Riverstone Fieldwood Partners, L.P.(a)(b)	North America	7,009,249	619,446
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	1,216,629	2,297,718
Total Co-Investments		151,716,544	179,046,201

Primary Investments (32.56%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)	North America	22,203,588	23,053,490
Carlyle Asia Growth Partners V, L.P.(a)(b)	Asia/Pacific	6,352,600	7,987,022
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	53,901,750	58,382,340
Carlyle Asia Partners V, L.P.(a)	Asia/Pacific	9,065,421	9,166,270
Carlyle Europe Partners V, L.P.(a)(b)	Europe	9,203,074	7,807,569
Carlyle Europe Technology Partners III, L.P.(a)(b)	Europe	21,338,780	24,386,048
Carlyle Global Financial Services Partners II, L.P.(a)(b)	Global	27,865,283	31,055,999
Carlyle Global Financial Services Partners III, L.P.(a)(b)	Global	6,794,705	7,111,902
Carlyle International Energy Partners II, S.C.Sp.(a)(b)	Global	–	(90,000)
Carlyle International Energy Partners, L.P.(a)	Global	21,317,949	24,893,889
Carlyle Partners VI, L.P.(a)	North America	17,245,235	17,979,507
Carlyle Partners VII, L.P.(a)(b)	North America	27,596,386	22,553,218
Carlyle Property Investors, L.P.(a)	North America	50,543,515	51,681,176

	Geographic		Fair
	Region	Cost	Value
Primary Investments (32.56%) (continued)
Carlyle Strategic Partners III, L.P.(a)	North America	$6,813,634	$5,542,093
Carlyle Structured Credit Fund, L.P.(a)	North America	23,217,210	23,546,073
Golub Capital Partners 10, L.P.(a)	North America	26,250,000	26,250,000
JLL Partners Fund VII, L.P.(a)(b)	North America	20,853,691	25,270,301
Total Primary Investments		350,562,821	366,576,897

Secondary Investments (38.95%)
Aberdeen Venture Partners IV, L.P.(a)	North America	–	314,046
Abraaj Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	7,543,083	4,266,992
Audax Private Equity Fund, L.P.(a)(b)	North America	–	7,122
BlueCrest Strategic Limited(a)(b)	North America	46,031	120,650
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	135,682	104,237
Caliburn Strategic Fund(a)(b)	Europe	369,280	479,204
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	–	11,418
Canyon Distressed Opportunity Fund (Delaware) L.P.(a)(b)	North America	–	95,594
Carlyle Asia Growth Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	533	75,434
Carlyle Asia Growth Partners III, L.P.(a)(b)	Asia/Pacific	1,886,007	523,483
Carlyle Asia Growth Partners IV Coinvestment, L.P.(a)	Asia/Pacific	331,008	98,661
Carlyle Asia Growth Partners IV, L.P.(a)	Asia/Pacific	23,187,383	12,249,770
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	298,092	27,412
Carlyle Asia Partners II, L.P.(a)(b)	Asia/Pacific	127,118	252,093
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	943,824	222,265
Carlyle Asia Partners III, L.P.(a)(b)	Asia/Pacific	4,030,210	2,896,347
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)	Asia/Pacific	4,402,133	4,681,008
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	2,021,665	1,929,149
Carlyle Asia Structured Credit Opportunities Fund, L.P.(a)	Asia/Pacific	2,156,959	2,079,764
Carlyle Cardinal Ireland Fund, L.P.(a)(b)	Europe	507,532	770,534
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)	North America	8,173,780	5,950,678
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	757,666	83,938
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II(a)(b)	Europe	183,564	96,510
Carlyle Europe Partners II, L.P.(a)(b)	Europe	2,803,823	1,037,441
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	3,830,427	972,926
Carlyle Europe Partners III, L.P.(a)(b)	Europe	7,030,389	5,388,843
Carlyle Europe Partners IV, L.P.(a)(b)	Europe	995,042	1,193,438
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	182,679	44,552
Carlyle Europe Tech. Partners Coinvestment, L.P.(a)(b)	Europe	–	27
Carlyle Europe Technology Partners II, L.P.(a)(b)	Europe	–	191,634
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)	Global	235,835	47,091
Carlyle Global Financial Services Partners II, L.P.(a)(b)	Global	6,222,870	7,431,700
Carlyle Global Financial Services Partners, L.P.(a)(b)	Global	6,797,415	4,683,997
Carlyle Infrastructure Partners, L.P.(a)	North America	1,418,216	540,152
Carlyle International Energy Partners, L.P.(a)	Global	5,252,415	5,816,358
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	238,513	44,640
Carlyle Japan Partners II, L.P.(a)(b)	Asia/Pacific	–	382,368
Carlyle MENA Partners, L.P.(a)	Middle East/North Africa	379,986	396,726
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	7,568,929	474,942
Carlyle Partners IV Coinvestment, L.P.(a)(b)	North America	147,909	284,182
Carlyle Partners IV, L.P.(a)(b)	North America	2,998,449	4,559,342
Carlyle Partners V Coinvestment (Cayman), L.P.(a)(b)	North America	1,452,444	516,620
Carlyle Partners V Coinvestment, L.P.(a)	North America	4,456,303	1,046,964
Carlyle Partners V, L.P.(a)	North America	31,760,414	35,628,875
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	230,569	236,800
Carlyle Partners VI, L.P.(a)	North America	21,277,627	24,972,145
Carlyle Realty Partners V, L.P.(a)	North America	1,622,465	2,073,922
Carlyle Realty Partners VI, L.P.(a)	North America	165,121	128,331
Carlyle South America Buyout Fund, L.P.(a)(b)	South America	3,221,172	4,265,933

	Geographic		Fair
	Region	Cost	Value
Secondary Investments (38.95%) (continued)
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	$693,688	$403,695
Carlyle Strategic Partners II, L.P.(a)(b)	North America	4,307,082	3,027,751
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	235,424	228,016
Carlyle Strategic Partners III, L.P.(a)	North America	354,304	395,865
Carlyle U.S. Equity Opportunities Fund Coinvestment, L.P.(a)	North America	211,221	335,965
Carlyle U.S. Equity Opportunities Fund II Coinvestment, L.P.(a)(b)	North America	154,382	171,041
Carlyle U.S. Equity Opportunity Fund(a)	North America	3,103,289	3,530,041
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)	North America	1,440,380	1,482,562
Carlyle U.S. Growth Fund III, L.P.(a)(b)	North America	–	84,843
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	262,125	440,578
Carlyle Venture Partners III Coinvestment, L.P.(a)(b)	North America	130,246	48,593
Carlyle/Riverstone Global Energy & Power Fund III LP(a)(b)	North America	2,406,747	805,871
Cerberus Institutional Overseas III, Ltd.(a)(b)	North America	–	118,576
Cerberus Institutional Overseas IV, Ltd.(a)(b)	North America	1,629,862	2,042,560
Cerberus Institutional Partners III, L.P.(a)(b)	North America	–	802,527
Cerberus International SPV, Ltd. Class A(a)(b)	North America	2,687,959	3,364,625
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	609,711	1,985,882
Cerberus International, Ltd. Class A(a)(b)	North America	1,180,659	1,576,173
Euro Wagon II, L.P.(a)(b)	Europe	–	482,670
Forward Ventures IV, L.P.(a)(b)	North America	–	2,956,248
Francisco Partners, LP(a)(b)	North America	83,973	66,619
Garrison Opportunity Fund II A LLC(a)(b)	North America	8,128,167	10,310,746
Garrison Opportunity Fund LLC - Series A(a)(b)	North America	15,529	16,198
Garrison Opportunity Fund LLC - Series C(a)(b)	North America	1,044	4,289
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	148,676	132,673
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	619,493	383,007
Hummer Winblad Venture Partners V, L.P.(a)(b)	North America	–	34,041
JLL Partners Fund V, L.P.(a)(b)	North America	5,437,358	6,357,986
Laverne Buyer Holdings I, LLC(a)(b)	North America	1,992,332	5,214,916
Laverne Buyer Holdings II, LLC(a)(b)	North America	699,311	2,063,954
Laverne Buyer Holdings III, LLC(a)(b)	North America	7,098,214	10,625,611
Laverne Buyer Holdings IV, LLC(a)(b)	North America	–	68,265
Laverne Buyer Holdings V, LLC(a)(b)	North America	2,181,553	2,867,239
LSVP VI Trust(a)(b)	North America	–	16,215
Madison Dearborn Capital Partners IV(a)(b)	North America	122,757	147,698
MENA Coinvestment, L.P.(a)	Middle East/North Africa	387,042	257,422
Mexico Coinvestment, L.P.(a)(b)	North America	16	1,821
New Enterprise Associates 10, L.P.(a)(b)	North America	279,424	433,572
New Enterprise Associates 9, L.P.(a)(b)	North America	13,585	88,669
Newport Global Opportunities Fund, L.P.(a)(b)	North America	23,001,201	20,050,007
Passero 18, L.P.(a)(b)	North America	19,571,932	21,178,597
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	–	60,956
PIMCO Bravo Fund, L.P.(a)(b)	North America	–	480,883
Riverside Micro-Cap Fund III, L.P.(a)(b)	North America	11,007,806	11,708,953
Riverstone Global Energy and Power Fund V, L.P.(a)	North America	17,297,198	14,229,288
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)	North America	8,580,190	5,732,834
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)	North America	1,941,916	2,117,939
SCP Private Equity Fund I, L.P.(a)(b)	North America	345,236	397,362
SCP Real Assets Fund I, L.P.(a)(b)	North America	45,233	53,530
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	–	8,975
Strategic Value Global Opportunities Feeder Fund 1-A, L.P.(a)(b)	North America	1,832,025	4,019,995
Strategic Value Global Opportunities Fund 1-A, L.P.(a)(b)	North America	122,510	263,847
Strategic Value Global Opportunities Master Fund, L.P.(a)(b)	North America	–	77,428
Strategic Value Special Situations Feeder Fund, LP(a)(b)	North America	3,203,390	15,066,636
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	275,740	1,262,866
Styx International, Ltd. Series 1(a)(b)	North America	516,440	570,820

	Geographic		Fair
	Region	Cost	Value
Secondary Investments (38.95%) (continued)
Styx International, Ltd. Series 4(a)(b)	North America	$243,504	$269,145
Styx International, Ltd. Series 5(a)(b)	North America	112,777	124,653
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	23,928	27,051
Varde Investment Partners, L.P.(a)(b)	North America	–	274
Warburg Pincus China, L.P.(a)(b)	Asia/Pacific	7,655,094	8,236,074
Warburg Pincus Energy, L.P.(a)(b)	North America	2,465,989	3,159,834
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	47,193,850	48,590,650
Warrior Buyer Holdings, LLC(a)(b)	North America	41,272,923	66,380,245
WLR Recovery IV, L.P.(a)(b)	North America	2,079,342	11,112,076
Total Secondary Investments		402,794,339	438,252,199

Total Investment Funds		$905,073,704	$983,875,297

	Geographic
	Region	Shares/ Par Value
Direct Investments (0.22%)
Interlink Maritime Corp.(b)(c)	North America	80,000	3,000,000	2,526,596

Total Direct Investments			$3,000,000	$2,526,596

Common Stock (0.39%)
Builders FirstSource Inc		261,555	4,229,025	4,409,817

Total Common Stock			$4,229,025	$4,409,817

Short-Term Investments (15.23%)
Money Market Funds (15.23%)
Dreyfus Cash Management, Class I, 2.45%(d)			20,204,808	20,205,470
Fidelity Institutional Prime Money Market Portfolio, Class I, 2.39%(d)			67,036,125	67,042,304
Goldman Sachs Financial Square Money Market Fund, Class I, 2.46%(d)			20,191,507	20,206,169
JPMorgan Prime Money Market Fund, Class I, 2.39%(d)			20,201,186	20,207,490
Morgan Stanley Institutional Liquidity Fund, Class I, 2.19%(d)			3,308,145	3,308,145
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 2.45%(d)			20,218,452	20,207,490
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 2.44%(d)			20,218,375	20,207,490

Total Money Market Funds			171,378,598	171,384,558

Total Short-Term Investments			$171,378,598	$171,384,558

Total Investments (103.28%)			$1,083,681,327	$1,162,196,268
Liabilities in Excess of Other Assets (-3.28%)				(36,945,882)
Net Assets (100.00%)				$1,125,250,386

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
(b)	Non-income producing security.
(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.22% of Net Assets. The total value of these securities is $2,526,596.
(d)	The rate shown is the annualized 7-day yield as of June 30, 2019.

Investments as of June 30, 2019

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	15.91%
Primary Investments	32.58%
Secondary Investments	38.95%
Total Investment Funds	87.44%
Common Stock	0.39%
Direct Investments	0.22%
Short-Term Investments
Money Market Fund	15.23%
Total Investments	103.28%
Liabilities in excess of other assets	(3.28%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments

CPG CARLYLE COMMITMENTS FUND, LLC

Notes to Schedule of Investments

June 30, 2019 (Unaudited)

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,526,596	$2,526,596
Common Stock	4,409,817	-	-	4,409,817
Short-Term Investments	-	171,384,558	-	171,384,558
Total	$4,409,817	$171,384,558	$2,526,596	$178,320,971

The Master Fund held Investment Funds with a fair value of $983,875,297, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2019. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of March 31, 2019	$2,466,596	$2,466,596
Gross Contributions	-	-
Gross Distributions	-	-
Realized Gain	-	-
Net Change in Unrealized Appreciation/Depreciation	60,000	60,000
Balance as of June 30, 2019	$2,526,596	$2,526,596

The amount of the net change in unrealized appreciation/(depreciation) for the period ended June 30, 2019 relating to investments in Level 3 assets still held at June 30, 2019 is $60,000.